Fair Value Measurements	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 — Fair Value Measurements

At March 31, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $300,012,660 and $300,046,957 in money market funds which are invested in U.S. Treasury Securities, respectively. The Company withdrew $48,335 of the interest earned on the Trust Account to pay franchise tax obligations during the three months ended March 31, 2021. No funds were withdrawn during 2020.

At March 31, 2021, there were 10,000,000 Public Warrants and 5,333,333 Private Placement Warrants outstanding.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$300,012,660	$300,046,957
Liabilities:
Warrant liabilities	1	28,900,000	—
Warrant liabilities	3	16,906,666	27,253,333

Warrants

The warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.

The Company established the initial fair value for the warrants on August 7, 2020, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), Class A common stock (permanent equity) and Class B common stock (permanent equity) based on their relative fair values at the initial measurement date.

The warrants were classified as Level 3 at December 31, 2020 due to the use of unobservable inputs. A portion of the warrant liability (attributable to the Public Warrants) moved from Level 3 to Level 1 during the three months ended March 31, 2021, after the Company announced its Proposed Business Combination (see Note 9) and the Public Warrants began active trading.

The key inputs into the Monte Carlo simulation model for the warrants were as follows at March 31, 2021 and December 31, 2020:

Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.94%	0.41%
Expected term (years)	5	5
Expected volatility	29.00%	29.00%
Exercise price	$11.50	$11.50
Stock price	$11.79	$10.11

The Company’s use of a Monte Carlo simulation model required the use of subjective assumptions:

•        The risk-free interest rate assumption was based on the U.S. Treasury rate for expected terms, which was commensurate with the contractual term of the warrants, which expire on the earlier of (i) five years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•        The expected term was determined based on the exercise period, the warrants become exercisable on the later of (i) 30 days after the completion of a business combination and (ii) 12 months from the Initial Public Offering date. An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•        The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•        The stock price as of March 31, 2021 and December 31, 2020 represents the closing price on the measurement date as observed from the ticker HOL.

Based on the applied volatility assumption and the expected term to a business combination noted above, the Company determined that the fair value of the warrant liabilities at December 31, 2020 was $27.3 million. As of March 31, 2021, the aggregate value of the warrants were $45.8 million. The change in the fair value of the warrant liabilities of $18.6 million was recognized in the condensed consolidated Statement of Operations.

The change in the fair value of the warrant liabilities for the period from December 31, 2020 through March 31, 2021 is summarized as follows:

Warrant Liabilities
Fair value as of December 31,2020	$27,253,333
Change in fair value of warrant liabilities	18,553,333
Fair value as of March 31, 2021	$45,806,666

NOTE 10. FAIR VALUE MEASUREMENTS

At December 31, 2020, assets held in the Trust Account were comprised of $300,046,957 in money market funds which are invested in U.S. Treasury Securities. As of December 31, 2020, the Company had not withdrawn any of the interest earned on the Trust Account to pay franchise or income tax obligations.

At December 31, 2020, there were 10,000,000 Public Warrants and 5,333,333 Private Placement Warrants outstanding.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$300,046,957
Liabilities:
Warrant liabilities	3	27,253,333

Warrants

The warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.

The Company established the initial fair value for the warrants on August 7, 2020, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), Class A common stock (permanent equity) and Class B common stock (permanent equity) based on their relative fair values at the initial measurement date.

The warrants were classified as Level 3 at the measurement dates due to the use of unobservable inputs. There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2020.

The key inputs into the Monte Carlo simulation model for the warrants were as follows at initial measurement and as of December 31, 2020:

Input	August 7, 2020 (Initial Measurement)	December 31, 2020
Risk-free interest rate	0.28%	0.41%
Expected term (years)	5	5
Expected volatility	28.00%	29.00%
Exercise price	$11.50	$11.50
Stock price	$9.50	$10.11

The Company’s use of a Monte Carlo simulation model required the use of subjective assumptions:

•        The risk-free interest rate assumption was based on the U.S. Treasury rate for expected terms, which was commensurate with the contractual term of the warrants, which expire on the earlier of (i) five years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•        The expected term was determined based on the exercise period, the warrants become exercisable on the later of (i) 30 days after the completion of a business combination and (ii) 12 months from the Initial Public Offering date. An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•        The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•        The stock price at Initial Public Offering represents unit price less one-third of the warrant price at the Initial Public Offering date. The stock price as of December 31, 2020 represents closing price on the measurement date as observed from the ticker HOL.

Based on the applied volatility assumption and the expected term to a business combination noted above, the Company determined that the fair value of the warrant liabilities upon their issuance on August 7, 2020 was $21.3 million. As of December 31, 2020, the aggregate value of the warrants were $27.3 million. The change in the fair value of the warrant liabilities of $5.9 million was recognized in the Statement of Operations.

The change in the fair value of the warrant liabilities for the period from June 2, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant Liabilities
Fair value as of June 2, 2020 (inception)	$—
Initial measurement on August 7, 2020(1)	21,313,333
Change in fair value of warrant liabilities	5,940,000
Fair value as of December 31, 2020	$27,253,333

(1)      Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.